Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	76	8	34	45	75	226	464
Additional provisions (See Note 5)	—	—	—	43	—	148	191
Provisions released (See Note 5)	—	—	—	—	(24)	—	(24)
Utilisation and other	(39)	—	(34)	(9)	—	(105)	(187)
At 30 June 2021	37	8	—	79	51	269	444